Derivatives (Tables)	6 Months Ended
Jun. 30, 2024
Derivatives
Schedule of derivatives

Derivatives by category

	June 30, 2024			December 31, 2023
	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	3,865	1,370	527,448	3,918	1,720	483,545
Currency-related contracts	3,039	5,501	165,267	2,509	9,789	158,019
Equity-related contracts	—	253	310	5	1,002	3,722
Contracts related to commodities, credit risk, etc.	—	143	7,022	—	126	5,533
Total derivatives	6,904	7,267	700,047	6,432	12,637	650,819